Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, € in Millions, $ in Millions							1 Months Ended					12 Months Ended
	Mar. 08, 2023	Dec. 21, 2022 $ / shares shares	Nov. 19, 2021 USD ($) $ / shares shares	Oct. 31, 2019 USD ($)	Oct. 12, 2018 USD ($)	Jun. 29, 2018 USD ($)	Jun. 30, 2022 USD ($) shares	Nov. 30, 2021 USD ($)	Feb. 28, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jun. 30, 2023 USD ($) segment shares	Jun. 30, 2023 AUD ($) segment	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2017 EUR (€)
Disclosure of summary of significant accounting policies
Number of operating segment | segment												1	1
Revenue recognized from up-front payment as deferred consideration									$ 10,000,000
Receipt on non refundable up-front payment upon reaching product regulatory milestone												$ 25,000,000
Number of escalating milestone payments											6
Research and development tax incentive income(2)												3,506,000		$ 0	$ 0
Tax incentive income, current												1,200,000		1,100,000	1,200,000
Tax incentive income														0	0
Pre launch inventory recognized							$ 28,900,000					$ 22,400,000		28,900,000
Trade and other receivables due for settlement term												60 days	60 days
Borrowings							96,634,000					$ 108,763,000		96,634,000
Remeasurement of borrowing arrangements												(678,000)		(382,000)	5,225,000
Variable lease payments												0		0	0
Floating Interest Rate
Disclosure of summary of significant accounting policies
Borrowings							0					0		0
Fixed interest rate
Disclosure of summary of significant accounting policies
Borrowings							$ 106,905,000					$ 116,495,000		$ 106,905,000
Warrants
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares							1,769,669					2,224,669		1,769,669			2,224,669
Clinical Trials
Disclosure of summary of significant accounting policies
Pre launch inventory recognized												$ 10,000,000
Manufacturing and commercialization
Disclosure of summary of significant accounting policies
Pre launch inventory recognized							$ 7,000,000					$ 3,500,000		$ 7,000,000	13,100,000
Aggregated Turnover Below A$20.0 Millions
Disclosure of summary of significant accounting policies
Percentage of research and development to receive a refundable tax offset												18.50%	18.50%
Top of range
Disclosure of summary of significant accounting policies
Trade and other payables maturity period												60 days	60 days
Top of range | Aggregated Turnover of A$20.0 Million or More
Disclosure of summary of significant accounting policies
Percentage of research and development to receive a refundable tax offset												16.50%	16.50%
Top of range | Aggregated Turnover Below A$20.0 Millions
Disclosure of summary of significant accounting policies
Amount of annual aggregate turnover													$ 20.0
Bottom of range
Disclosure of summary of significant accounting policies
Trade and other payables maturity period												30 days	30 days
Bottom of range | Aggregated Turnover of A$20.0 Million or More
Disclosure of summary of significant accounting policies
Amount of annual aggregate turnover													$ 20.0
Percentage of research and development to receive a refundable tax offset												8.50%	8.50%
Grunenthal
Disclosure of summary of significant accounting policies
Non-refundable upfront payment received				$ 15,000,000			$ 17,500,000
Milestone payment received										$ 2,500,000
Percentage of patients to provide regulatory harmonization, cost efficiencies and streamlined timelines							20.00%
Cumulative milestone payments reachable amount							$ 1,000,000,000
Revenue from performance obligations satisfied or partially satisfied in previous periods												$ 2,500,000
Revenue recognized relation to patent license agreement												0		0	0
Grunenthal | Top of range | Clinical, Manufacturing, Regulatory and Reimbursement Approval
Disclosure of summary of significant accounting policies
Non-refundable upfront payments receivable							112,500,000
Tasly
Disclosure of summary of significant accounting policies
Deferred consideration milestone consideration recognized					$ 20,000,000						$ 20,000,000
Revenue recognized from up-front payment as deferred consideration					$ 10,000,000							0		0	0
TiGenix NV
Disclosure of summary of significant accounting policies
Royalty income												400,000		300,000	200,000
Milestone revenue in relation to patent license agreement												0		1,200,000	0
Regulatory milestone payment receivable | €																	€ 1.0
TiGenix NV | Top of range
Disclosure of summary of significant accounting policies
Milestone revenue relating to non-refundable up-front payment | €																			€ 10.0
J C R Pharmaceuticals Co L T D
Disclosure of summary of significant accounting policies
Royalties receivable under sales-based milestones							$ 8,700,000					7,100,000		8,700,000	7,200,000
Oaktree Capital Management, L.P.
Disclosure of summary of significant accounting policies
Borrowings term								5 years
Borrowings			$ 60,000,000
Borrowings, interest period								3 years
Borrowings principal amortization period								2 years
Percentage of premium for volume-weighted average price		15.00%	15.00%
Issuance warrants exercised period	7 years		7 years
Remeasurement of borrowing arrangements within finance gains (loss)												(1,600,000)		(1,600,000)
Finance costs gains (loss) on remeasurement due to additional warrants issued												1,000,000
Finance costs gains (loss) on adjustment of carrying amount on financial liability												600,000
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Disclosure of summary of significant accounting policies
Percentage of share premium price																		15.00%
Warrant exercise term	7 years
Oaktree Capital Management, L.P. | American Depositary Shares
Disclosure of summary of significant accounting policies
Exercise price (in dollars per share) | $ / shares		$ 3.70	$ 7.26
Oaktree Capital Management, L.P. | American Depositary Shares | Refinancing and Expansion of Senior Debt Facility
Disclosure of summary of significant accounting policies
Exercise price (in dollars per share) | $ / shares																		$ 3.70
Oaktree Capital Management, L.P. | Warrants
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares		455,000	1,769,669
Oaktree Capital Management, L.P. | Warrants | Refinancing and Expansion of Senior Debt Facility
Disclosure of summary of significant accounting policies
Number of shares warrants granted to purchase (in shares) | shares																		455,000
Oaktree Capital Management, L.P. | Tranche One
Disclosure of summary of significant accounting policies
Borrowings			$ 60,000,000
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Disclosure of summary of significant accounting policies
Borrowings, interest rate								9.75%
Percentage of principal amount payable over two year								40.00%
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Tranche One
Disclosure of summary of significant accounting policies
Borrowings								$ 60,000,000
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Quarterly Payments
Disclosure of summary of significant accounting policies
Borrowings, interest rate								8.00%
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Unpaid Interest
Disclosure of summary of significant accounting policies
Borrowings, interest rate								1.75%
NovaQuest Capital Management, L.L.C.
Disclosure of summary of significant accounting policies
Remeasurement of borrowing arrangements within finance gains (loss)												(900,000)		500,000	$ 4,800,000
Remeasurement of borrowing arrangements												$ (900,000)		$ (500,000)
NovaQuest Capital Management, L.L.C. | Fixed interest rate
Disclosure of summary of significant accounting policies
Borrowings principal amount						$ 40,000,000
Borrowings term						8 years						8 years	8 years
Borrowings, interest period						4 years
Borrowings, interest rate						15.00%
Borrowings principal amortization period						4 years
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate
Disclosure of summary of significant accounting policies
Borrowings						$ 30,000,000
Oaktree Capital Management, L.P.
Disclosure of summary of significant accounting policies
Borrowings principal amount								$ 90,000,000
Borrowings, interest rate								9.75%
Oaktree Capital Management, L.P. | Tranche One
Disclosure of summary of significant accounting policies
Borrowings								$ 60,000,000
Borrowings, interest rate								9.75%
Oaktree Capital Management, L.P. | Tranche One | Forecast
Disclosure of summary of significant accounting policies
Borrowings																$ 30,000,000
Oaktree Capital Management, L.P. | Tranche Two
Disclosure of summary of significant accounting policies
Borrowings, interest rate								8.00%